Effective Income Tax Reconciliation (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income before taxes as reported in the statements of income		$ 896,672	$ 873,790	$ 829,816
Statutory tax rate in Israel		25.00%	26.50%	26.50%
Effect of "Preferred Enterprise" status	[1]	(5.00%)	(7.00%)	(5.00%)
Others, net		(1.00%)	2.00%	(1.00%)
Effective tax rate		19.00%	21.50%	20.50%

[1]	Basic earnings per share amounts of the benefit resulting from the "Preferred Enterprise" status $ 0.26 $ 0.31 $ 0.22 Diluted earnings per share amounts of the benefit resulting from the "Preferred Enterprise" status $ 0.26 $ 0.30 $ 0.22